Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

The movements of property, plant and equipment for the years ended December 31, 2017 and 2018 are as follows:

	2017
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	67,140	876,452	20,007	4,035	78,905	1,046,539
Additions	129	293	426	290	41,510	42,648
Transfer from CIP	4,219	58,535	783	284	(63,821)	—
Transfer to other assets	—	—	—	—	(4,376)	(4,376)
Disposals	(411)	(64,588)	(1,046)	(319)	—	(66,364)

End of year	71,077	870,692	20,170	4,290	52,218	1,018,447

Accumulated depreciation and impairment:
Beginning of year	(29,174)	(548,472)	(14,986)	(2,687)	(105)	(595,424)
Charge for the year	(2,765)	(62,311)	(1,386)	(810)	—	(67,272)
Disposals	225	59,384	928	308	—	60,845

End of year	(31,714)	(551,399)	(15,444)	(3,189)	(105)	(601,851)

Net book value:
End of year	39,363	319,293	4,726	1,101	52,113	416,596

Beginning of year	37,966	327,980	5,021	1,348	78,800	451,115

	2018
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	71,077	870,692	20,170	4,290	52,218	1,018,447
Additions	136	469	396	135	43,574	44,710
Transfer from CIP	2,959	44,805	746	253	(48,763)	—
Transfer to other assets	—	—	—	—	(4,723)	(4,723)
Disposals	(296)	(69,581)	(1,232)	(762)	—	(71,871)

End of year	73,876	846,385	20,080	3,916	42,306	986,563

Accumulated depreciation and impairment:
Beginning of year	(31,714)	(551,399)	(15,444)	(3,189)	(105)	(601,851)
Charge for the year	(2,712)	(62,308)	(1,271)	(551)	(13)	(66,855)
Disposals	204	64,496	1,156	762	—	66,618

End of year	(34,222)	(549,211)	(15,559)	(2,978)	(118)	(602,088)

Net book value:
End of year	39,654	297,174	4,521	938	42,188	384,475

Beginning of year	39,363	319,293	4,726	1,101	52,113	416,596

As of December 31, 2018, the net book value of assets held under finance leases was approximately RMB343 million (2017: approximately RMB789 million).

For the year ended December 31, 2018, interest expense of approximately RMB534 million (2016: approximately RMB769 million; 2017: approximately RMB670 million) was capitalized to CIP. The capitalized borrowing rate represents the cost of capital for raising the related borrowings and varied from 3.16% to 3.61% for the year ended December 31, 2018 (2016: 3.33% to 3.79%; 2017: 3.21% to 3.88%).

As a result of the Group’s ongoing modification of its telecommunications network and following subscribers’ voluntarily cross-network migration progress, the Group disposed certain property, plant and equipment with carrying amounts of RMB5,253 million for sales consideration of RMB1,105 million for the year ended December 31, 2018 (2016: RMB3,556 million and RMB3,201 million; 2017: RMB5,519 million and RMB2,030 million, respectively), resulting in a net loss of approximately RMB4,148 million for the year ended December 31, 2018 (2016: approximately RMB355 million; 2017: approximately RMB3,489 million).